Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

Note 9 - Long-Term Debt

Long-term debt consists of:

	(Unaudited)
	September 30,	December 31,
	2018	2017

$1,300,000 SBA note payable issued December 31, 2014, with interest at 5.5% for the first five years, then adjusted to the SBA LIBOR base rate, plus 2.35% for the remaining five years. The note required interest only payments for the first twelve months and commencing during January 2016 calls for monthly principle and interest payments of $15,288. The note matures March 2024, is secured by substantially all of Titan’s assets and is personally guaranteed by certain stockholders. The note is a co-borrower arrangement between Titan and El Toro with the proceeds received by El Toro. The Company issued 35,491 units (equivalent to 31,203 common shares) in Titan as compensation for the guarantee. The Company was in violation of the note’s covenants as of September 30, 2018 and December 31, 2017.	$982,072	$1,093,691

A promissory note to a former EAF member with interest at 7.5%, with an original maturity during December 2017, ten days after the initial closing of a private offering of capital stock of the Company in an amount not less than $10 million or at the discretion of the member. During 2018 the promissory note’s maturity date was extended to July 2019. The promissory note is unsecured.	3,800,000	3,800,000

A promissory note to a former EAF member with interest at 7.5%, with maturity during February 2020. The note is guaranteed by substantially all the assets of EAF and guaranteed by EVO Inc.	4,000,000	4,000,000

Four promissory notes to former EAF members with interest at 1.5%, with maturity during February 2026. The promissory notes are convertible into 1,400,000 shares. These convertible promissory notes are secured by substantially all of the assets of EAF. The Company imputed an interest rate of 5.1% on the promissory notes. The discount is accreted over the period from the date of issuance to the date the promissory notes are due using the effective interest rate method. During the nine months ended September 30, 2018 and the year ended December 31, 2017, the debt discount was $3,905,833 and $4,257,358, respectively.	9,500,000	9,500,000

Five notes payable to banks with interest ranging from 2.99% to 6.92%, with monthly payments of principal and interest ranging between $477 and $1,678, and maturity dates between June 2020 and January 2023. The notes are collateralized by equipment.	163,678	-

$2,500,000 promissory note - stockholder with interest at 6% and a maturity date of the earlier of (a) the date the Company raises $40,000,000 in public or private offerings of debt or equity; (b) December 31, 2018 and (c) termination of Peck’s employment with the Company by the Company without cause or by Peck for good reason. The note is collateralized by all of the assets of Thunder Ridge.	2,494,870	-

$4,005,000 Secured Convertible Promissory Notes (“Convertible Notes”). The Company paid commissions of $524,987 in connection with the Convertible Notes. The Convertible Notes bear interest at 9%, compounded quarterly, and have a maturity date two years after issuance. The Convertible Notes are secured by all the assets of the Company. The holder may agree, at its discretion, to add accrued interest to the principal balance of the Convertible Notes on the first day of each calendar quarter. The Convertible Notes may not be prepaid prior to the first anniversary of the date of issuance, but may be prepaid without penalty after the first anniversary of the date of issuance.

The Convertible Notes are convertible into shares (the “Note Shares”) of the Company’s common stock at a conversion rate of $2.50 per share of common stock at the Holder’s option: 1) at any time after the first anniversary of the date of issuance or 2) at any time within 90 days after a “triggering event,” including a sale, reorganization, merger, or similar transaction where the Company is not the surviving entity. The Convertible Notes are also subject to mandatory conversion at any time after the first anniversary of the date of issuance if the average volume of shares of common stock traded on the Nasdaq Capital Market, NYSE American Market or a higher tier of either exchange is 100,000 or more for the 10 trading days prior to the applicable date.

The Convertible Notes also provide that the Company will prepare and file with the Securities and Exchange Commission (“SEC”), as promptly as reasonably practical following the issuance date of the Convertible Notes, but in no event later than 45 days following the issuance date, a registration statement on Form S-1 (the “Registration Statement”) covering the resale of the common stock and the warrant shares and as soon as reasonably practical thereafter effect such registration. The Company will be required to pay liquidated damages of 1% of the outstanding principal amount of the Convertible Notes each 30 days if the Registration Statement is not declared effective by the SEC within 180 days of the filing date of the Registration Statement.

As additional consideration for the Convertible Notes, the Company issued warrants to the Holders to purchase 1,602,000 shares of common stock at an exercise price of $2.50 per share, exercisable for ten years from the date of issuance. The Company recorded a beneficial conversion feature of $2,861,192. The beneficial conversion feature will be amortized to interest expense through the maturity of the Convertible Notes.

During the nine months ended September 30, 2018 the remaining debt discount was $2,622,106. In addition, during the nine months ended September 30, 2018 the remaining debt issuance costs were $481,238.	4,005,000	-

Six subordinated convertible senior notes payable to stockholders (“Senior Bridge Notes”). During April 2018, $621,556 of the Senior Bridge Notes and related interest of $67,402 were converted into 275,583 shares of common stock, with interest forgiveness of $73,741. On July 31, 2018 the remaining Senior Bridge notes were paid in full.	-	1,421,556

Nine subordinated convertible junior notes payable to stockholders (“Junior Bridge Notes”). During April 2018, $1,166,373 of the Junior Bridge Notes and related interest of $197,485 were converted into 272,777 shares of common stock, with interest forgiveness of $83,589.	-	1,166,373

Three convertible promissory notes to stockholders with interest at 12%. In August 2018, these notes and related interest were exchanged for 187,462 units, with each unit consisting of one share of common stock and a warrant to purchase one share of common stock exercisable ten years after issuance.	-	437,505

Four promissory notes to former EAF members paid in full during April 2018.	-	250,000

Debt issuance costs	(481,238)	-

Beneficial conversion feature	(2,622,106)	-

Debt discount	(3,905,833)	(4,257,358)
	17,936,443	17,411,767
Less current portion*	(3,492,327)	(2,765,247)
	$14,444,116	$14,646,520

*	Of our total indebtedness of approximately $25,000,000 as of September 30, 2018, $3,492,327 is classified as current debt. The Company is in violation of the covenants related to the SBA loan. The Company has not received a waiver with respect to those covenant violations for the nine months ended September 30, 2018 or December 31, 2017.

Maturities of long-term obligations are as follows:

At September 30,	Related Party Notes	Other Notes	Total
2018 remainder of year	$2,494,870	$997,457	$3,492,327
2019	3,800,000	63,551	3,863,551
2020	4,000,000	4,058,213	8,058,213
2021	-	19,615	19,615
2022	-	11,914	11,914
2023	-	-	-
Thereafter	9,500,000	-	9,500,000
	$19,794,870	$5,150,750	$24,945,620

Note 5 - Long-Term Debt

Long-term debt consists of:

	(Unaudited)
	September 30,	December 31,
	2018	2017

Various notes payable to multiple lenders with interest rates ranging from 3% to 4.99%. The notes call for monthly principal payments ranging from $365 to $28,756 and interest payments and maturity dates ranging from October 2018 to August 2024. Collateralized by transportation equipment and guaranteed by the stockholders of the Company. The note is subject to certain restrictive covenants.	$12,758,464	$15,877,986
Less current portion*	(4,826,479)	(4,826,479)

	$7,931,985	$11,051,507

Maturities of long-term obligations are as follows:

At December 31,

2018 (three months)	$1,581,979
2019	4,307,306
2020	3,240,259
2021	2,038,894
2022	1,110,648
Thereafter	479,378
$12,758,464